Fair Value Measurements - Fair Value Level 3 Roll Forward (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, beginning balance		$ 878	$ 857
Assets, gain (loss) included in net income	$ 17	(19)	(53)
Assets, gain (loss) included in OCI	(4)	(3)	10
Assets, purchases	599	292	438
Assets, settlements	(177)	(97)	(127)
Assets, sales	(35)	(28)	(61)
Assets, Transfers into level 3	5	57	359
Assets, Transfers out of level 3	(88)	(55)	(545)
Assets, ending balance	1,342	1,025	878
Liability, beginning balance		(420)	(108)
Liability, gain (loss) included in net income	182	467	(389)
Liability, gain (loss) included in OCI	0	0	0
Liability, purchases	(656)	12	339
Liability, settlements	(129)	(219)	(262)
Liability, ending balance	(763)	(160)	(420)
Level 3
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, beginning balance		20	23
Assets, gain (loss) included in net income	0	0	0
Assets, gain (loss) included in OCI	0	0	0
Assets, purchases	71	2	12
Assets, settlements	0	0	0
Assets, sales	(5)	(4)	(7)
Assets, Transfers into level 3	4	2	0
Assets, Transfers out of level 3	(6)	(5)	(8)
Assets, ending balance	79	15	20
Liability, sales	0	0	0
Liability, transfer into Level 3	0	0	0
Liability, transfer out of Level 3	0	0	0
Level 3 | Liability
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Liability, beginning balance		21	5
Liability, sales	0	0	0
Liability, gain (loss) included in net income	29	82	67
Liability, gain (loss) included in OCI	0	0	0
Liability, purchases	(655)	0	0
Liability, settlements	(26)	(26)	(51)
Liability, transfer into Level 3	0	0	0
Liability, transfer out of Level 3	0	0	0
Liability, ending balance	(575)	77	21
Level 3 | FIA embedded derivative
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Liability, sales	0
Liability, gain (loss) included in net income	0
Liability, gain (loss) included in OCI	0
Liability, purchases	(655)
Liability, settlements	0
Liability, transfer into Level 3	0
Liability, transfer out of Level 3	0
Liability, ending balance	(655)	0
Level 3 | GMWB embedded derivative
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Liability, beginning balance		21	5
Liability, sales	0	0	0
Liability, gain (loss) included in net income	29	82	67
Liability, gain (loss) included in OCI	0	0	0
Liability, purchases	0	0	0
Liability, settlements	(26)	(26)	(51)
Liability, transfer into Level 3	0	0	0
Liability, transfer out of Level 3	0	0	0
Liability, ending balance	80	77	21
Level 3 | Derivative
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, beginning balance		(441)	(113)
Assets, gain (loss) included in net income	153	385	(456)
Assets, gain (loss) included in OCI	0	0	0
Assets, purchases	(1)	12	339
Assets, settlements	(103)	(193)	(211)
Assets, sales	0	0	0
Assets, Transfers into level 3	0	0	0
Assets, Transfers out of level 3	0	0	0
Assets, ending balance	(188)	(237)	(441)
Fair value, beginning balance		2
Gain (loss) included in net income	2	0	(34)
Gain (loss) included in OCI	0	0	0
Purchases	(4)	0	0
Settlements	0	0	0
Sales	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Fair value, ending balance	0	2	2
Level 3 | Derivative | Assets
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value, beginning balance		2	36
Fair value, ending balance			2
Level 3 | Interest rate derivatives | Derivative
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, gain (loss) included in net income	2
Assets, gain (loss) included in OCI	0
Assets, purchases	(4)
Assets, settlements	0
Assets, sales	0
Assets, Transfers into level 3	0
Assets, Transfers out of level 3	0
Assets, ending balance	0	2
Level 3 | Interest rate derivatives | Derivative | Liability
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, beginning balance		2	(2)
Assets, gain (loss) included in net income		0	4
Assets, gain (loss) included in OCI		0	0
Assets, purchases		0	0
Assets, settlements		0	0
Assets, sales		0	0
Assets, Transfers into level 3		0	0
Assets, Transfers out of level 3		0	0
Assets, ending balance		2	2
Level 3 | GMWB hedging instruments | Derivative
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, beginning balance		0	38
Assets, gain (loss) included in net income			(38)
Assets, gain (loss) included in OCI			0
Assets, purchases			0
Assets, settlements			0
Assets, sales			0
Assets, Transfers into level 3			0
Assets, Transfers out of level 3			0
Assets, ending balance			0
Level 3 | Macro hedge program | Derivative
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, beginning balance		(441)	(113)
Assets, gain (loss) included in net income	153	385	(456)
Assets, gain (loss) included in OCI	0	0	0
Assets, purchases	(1)	12	339
Assets, settlements	(103)	(193)	(211)
Assets, sales	0	0	0
Assets, Transfers into level 3	0	0	0
Assets, Transfers out of level 3	0	0	0
Assets, ending balance	(188)	(237)	(441)
Level 3 | Available-for-sale Securities | Equity securities, at fair value
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, beginning balance		32	33
Assets, gain (loss) included in net income	20	0	0
Assets, gain (loss) included in OCI	0	0	0
Assets, purchases	0	1	1
Assets, settlements	(32)	0	0
Assets, sales	0	0	(2)
Assets, Transfers into level 3	0	0	0
Assets, Transfers out of level 3	0	0	0
Assets, ending balance	21	33	32
Level 3 | Available-for-sale Securities | Fixed maturities, AFS
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, beginning balance		795	742
Assets, gain (loss) included in net income	3	0	2
Assets, gain (loss) included in OCI	(4)	(3)	10
Assets, purchases	444	287	403
Assets, settlements	(124)	(93)	(132)
Assets, sales	(30)	(24)	(52)
Assets, Transfers into level 3	1	55	359
Assets, Transfers out of level 3	(82)	(50)	(537)
Assets, ending balance	1,175	967	795
Level 3 | Available-for-sale Securities | Reinsurance recoverable for GMWB
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, beginning balance		7	17
Assets, gain (loss) included in net income	(8)	(19)	(21)
Assets, gain (loss) included in OCI	0	0	0
Assets, purchases	0	0	0
Assets, settlements	6	6	11
Assets, sales	0	0	0
Assets, Transfers into level 3	0	0	0
Assets, Transfers out of level 3	0	0	0
Assets, ending balance	(8)	(6)	7
Level 3 | Available-for-sale Securities | ABS | Fixed maturities, AFS
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, beginning balance		0	13
Assets, gain (loss) included in net income	0	0	0
Assets, gain (loss) included in OCI	0	0	(1)
Assets, purchases	0	10	40
Assets, settlements	0	0	0
Assets, sales	0	0	0
Assets, Transfers into level 3	0	0	0
Assets, Transfers out of level 3	(8)	(2)	(52)
Assets, ending balance	0	8	0
Level 3 | Available-for-sale Securities | CLOs | Fixed maturities, AFS
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, beginning balance		259	58
Assets, gain (loss) included in net income	0	0	0
Assets, gain (loss) included in OCI	0	0	2
Assets, purchases	34	50	237
Assets, settlements	(64)	(36)	(28)
Assets, sales	0	0	0
Assets, Transfers into level 3	0	0	0
Assets, Transfers out of level 3	(59)	(25)	(10)
Assets, ending balance	159	248	259
Level 3 | Available-for-sale Securities | CMBS | Fixed maturities, AFS
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, beginning balance		54	37
Assets, gain (loss) included in net income	0	0	0
Assets, gain (loss) included in OCI	(2)	2	(3)
Assets, purchases	136	90	18
Assets, settlements	(1)	0	0
Assets, sales	0	0	0
Assets, Transfers into level 3	0	2	2
Assets, Transfers out of level 3	0	(5)	0
Assets, ending balance	276	143	54
Level 3 | Available-for-sale Securities | Corporate | Fixed maturities, AFS
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, beginning balance		328	387
Assets, gain (loss) included in net income	3	0	2
Assets, gain (loss) included in OCI	(2)	(6)	12
Assets, purchases	245	132	51
Assets, settlements	(30)	(23)	(40)
Assets, sales	(11)	(9)	(24)
Assets, Transfers into level 3	0	53	357
Assets, Transfers out of level 3	0	(15)	(417)
Assets, ending balance	665	460	328
Level 3 | Available-for-sale Securities | Municipal | Fixed maturities, AFS
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, gain (loss) included in net income	0
Assets, gain (loss) included in OCI	0
Assets, purchases	0
Assets, settlements	0
Assets, sales	0
Assets, Transfers into level 3	1
Assets, Transfers out of level 3	0
Assets, ending balance	1	0
Level 3 | Available-for-sale Securities | RMBS | Fixed maturities, AFS
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, beginning balance		154	247
Assets, gain (loss) included in net income	0	0	0
Assets, gain (loss) included in OCI	0	1	0
Assets, purchases	29	5	57
Assets, settlements	(29)	(34)	(64)
Assets, sales	(19)	(15)	(28)
Assets, Transfers into level 3	0	0	0
Assets, Transfers out of level 3	(15)	(3)	(58)
Assets, ending balance	74	108	154
Short-term investments | Level 3
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Assets, beginning balance		22	6
Assets, gain (loss) included in net income	0	0	0
Assets, gain (loss) included in OCI	0	0	0
Assets, purchases	88	2	22
Assets, settlements	(27)	(10)	(6)
Assets, sales	0	0	0
Assets, Transfers into level 3	0	0	0
Assets, Transfers out of level 3	0	0	0
Assets, ending balance	$ 75	$ 14	$ 22